WARRANT LIABILITY (Details)	5 Months Ended	12 Months Ended
	Dec. 31, 2022 trading_day vote $ / shares shares	Dec. 31, 2022 vote trading_day $ / shares shares	Jun. 22, 2022 shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	9,583,333	9,583,333	9,583,333
Public Warrants | Triggering Event, One
Class of Warrant or Right [Line Items]
Number of trading days | trading_day	20
Number of consecutive trading days | vote	30
Period prior to notice of redemption	3 days
Redemption price of warrants (in dollars per share)	$ 0.01	$ 0.01
Number of days of prior written notice of redemption	30 days
Public Warrants | Triggering event, Two
Class of Warrant or Right [Line Items]
Number of trading days | trading_day		20
Number of consecutive trading days | vote		30
Redemption price of warrants (in dollars per share)	$ 0.10	$ 0.10
Number of days of prior written notice of redemption		30 days
Public Warrants | Minimum | Triggering Event, One
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	18.00	$ 18.00
Public Warrants | Minimum | Triggering event, Two
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)	$ 10.00	$ 10.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	5,166,667	5,166,667	5,166,667